Fair Value Measurements - Summary of Change in the Fair Value of the Contingent Consideration (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance - January 1		$ 4,854	$ 10,729
Issuance of shares	[1]	0	(8,440)
Contingent consideration payments		(191)	(404)
(Gain) loss on fair value remeasurement of contingent consideration	[2]	(1,024)	2,919
Reclassification	[3]	(2,917)	0
Foreign currency translation adjustments		(309)	50
Ending balance – December 31		$ 413	$ 4,854

[1]	On February 21, 2023, the Company issued 1,677,920 additional ordinary shares to the sellers of Second Spectrum that received equity consideration, pursuant to the terms and conditions of the business combination agreement.
[2]	Gain (loss) on fair value remeasurement of contingent consideration mainly relates to the Spirable acquisition for the year ended December 31, 2024, and the Second Spectrum acquisition for the year ended December 31, 2023.
[3]	During the fourth quarter of fiscal year 2024, the obligation in relation to the Spirable acquisition ceased to be contingent on any service period or performance targets, and was reclassified to deferred consideration.